Investment Banker Fee	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investment Banker Fee [Abstract]
Investment Banker Fee

NOTE 9 – Investment Banker Fee

Investment Banker Fee

NeuroOne paid a $50,000 non-refundable fee to an investment banker in December 2016 to raise equity financing. NeuroOne subsequently concluded that the investment banker was not expected to raise any equity and therefore expensed the fee in March 2017.

NOTE 9 – Investment Banker Fee

Investment Banker Fee

NeuroOne paid a $50,000 non-refundable fee to an investment banker in December 2016 to raise equity financing. This fee is reflected in NeuroOne’s December 31, 2016 balance sheet as a prepaid expense. NeuroOne subsequently concluded that the investment banker was not expected to raise any equity and therefore expensed the fee in March 2017.